Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class A
Account Value [Line Items]
Account Value	$ 24,009	$ 18,387	$ 17,812	$ 19,088	$ 13,377	$ 12,683	$ 13,173	$ 11,599	$ 9,928	$ 10,527	$ 9,425
Class P
Account Value [Line Items]
Account Value	25,808	19,769	19,109	20,463	14,312	13,551	14,033	12,332	10,532	11,167	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Account Value	31,295	24,529	24,040	24,960	17,344	15,560	15,181	13,194	11,211	11,186	10,000
Putnam Equity Blended Index [Member]
Account Value [Line Items]
Account Value	26,317	21,064	20,702	22,010	15,347	14,249	14,209	12,495	10,576	10,880	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Account Value	31,295	24,529	24,040	24,960	17,344	15,560	15,181	13,194	11,211	11,186	10,000
Putnam Equity Blended Index [Member]
Account Value [Line Items]
Account Value	$ 26,317	$ 21,064	$ 20,702	$ 22,010	$ 15,347	$ 14,249	$ 14,209	$ 12,495	$ 10,576	$ 10,880	$ 10,000